Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2022
Segment and Revenue Analysis [Abstract]
SEGMENT AND REVENUE ANALYSIS

Note 14 – SEGMENT AND REVENUE ANALYSIS

The Company is engaged in the business of manufacturing and selling of petfood and restaurant operations.

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including petfood sales and restaurant business operations.

Certain entity-wide disclosures relating to revenues for the years ended December 31, 2022, 2021 and 2020 are as follows:

	For the year ended December 31, 2022
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$24,726	$3,074,007	$3,098,733
Net (loss) income from continuing operations	$1,089,347	104,720	$1,194,067
Net loss from discontinued operations	$(339,054)	-	$(339,054)
Total Net income	$750,293	$104,720	$855,013
Depreciation and amortization	$62,164	$54,358	$116,522
Total assets	$34,480,238	$1,502,768	$36,513,397

	For the year ended December 31, 2021
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$474,632	$606,463	$1,081,095
Net loss from continuing operations	$(2,854,514)	$(1,215,613)	$(4,070,127)
Net loss from discontinued operations	$(2,645,831)	$-	$(2,645,831)
Total Net loss	$(5,500,345)	$(1,215,613)	$(6,715,958)
Depreciation and amortization	$395,094	$13,646	$408,740
Total assets	$26,969,867	$5,078,090	$32,047,957

	For the year ended December 31, 2020
	Petfood sales	Restaurant business		Total
Revenue from continuing operations	$622,801		$-	$622,801
Net income (loss) from continuing operations	$1,690,529	$		$1,690,529
Net loss from discontinued operations	$(2,565,197)	$		$(2,565,197)
Net loss	$(874,668)		$-	$(874,668)
Depreciation and amortization	$391,351		$-	$391,351
Capital expenditure	$47,086		$-	$47,086
Total assets	$18,452,910		$-	$18,452,910

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2022	2021	2020
Overseas sales	$-	134,896	226,385
Domestic sales	25,849	308,267	382,497
Electronic commerce	-	34,590	16,708
Restaurant revenue	3,074,007	606,463	-
Less: Sale tax and addition	(1,123)	(3,121)	(2,789)
Total net revenue from continuing operations	$3,098,733	1,081,095	622,801

The net revenue generated from different product lines and services is set forth as following:

	For the Years Ended December 31,
	2022	2021	2020
Pet chews	$8,367	46,112	59,096
Dried pet snacks	8,005	293,325	317,392
Wet canned petfood	1,290	10,760	84,117
Dental health snacks	550	6,127	19,915
Baked pet biscuits	-	-	3,132
Restaurant revenue	3,074,007	606,463	-
Others	7,637	121,429	141,938
Less: Sales tax and addition	(1,123)	(3,121)	(2,789)
Total net revenue from continuing operations	$3,098,733	1,081,095	622,801

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2022	2021	2020
South Korea	$-	37,320	34,378
China	25,849	342,857	382,497
United Kingdom	-	-	-
Germany	-	-	-
U.S.	3,074,007	606,463	-
Other countries	-	97,576	208,715
Less: Sales tax and addition	(1,123)	(3,121)	(2,789)
Total net revenue from continuing operations	$3,098,733	1,081,095	622,801

“Other countries” are comprised of all countries whose revenue, individually, was less than 10% of the Company’s total revenue.

The Company’s long-lived assets associated with petfood business are substantially located in the PRC. The Company’s long-lived assets associated with restaurant business operations are located in the United States.